Leases - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Operating Leases Abstract
Operating lease right-of-use assets, net	¥ 18,855		¥ 21,656	$ 2,595	$ 3,050	¥ 19,250
Operating lease liabilities, current	1,811		1,750	249	246	1,696
Operating lease liabilities, non-current	¥ 5,054		¥ 5,980	$ 695	$ 842	¥ 4,789
Weighted average remaining lease terms	4 years 3 months		3 years 6 months 21 days	4 years 3 months	3 years 6 months 21 days
Weighted average discount rate	4.64%		4.36%	4.64%	4.36%
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 304	$ 42	¥ 4,698